UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                  Maxim Loomis Sayles Small-Cap Value Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Loomis Sayles Small-Cap Value Portfolio

2003 marked a strong recovery in domestic equities, and a particularly strong year for small-cap stocks. In fact, 2003 is the 5th consecutive year small-cap stocks have out-performed large caps. Absolute returns were very strong, but keeping pace with the small cap indexes proved to be a challenge as the smallest market caps, the lowest priced stocks, and the more speculative, lower quality companies drove returns. Followers of our style of management over the years know that our orientation has typically been toward higher quality companies - in terms of earnings visibility, positive cash flows, and better balance sheets. Valuation discipline has also been a hallmark of our approach. These are the characteristics that prevailed and delivered good performance during the turbulent years immediately preceding 2003. Over the past year, we reoriented the portfolio toward more cyclical ideas, while maintaining our emphasis on better companies and better values in the small cap arena. These efforts, particularly in the technology sector, proved to be beneficial. The portfolio experienced relatively few fundamental disappointments during the year, but its quality holdings simply had a difficult time keeping up. As always, we are committed to our long-standing investment principles based on valuation discipline and fundamental research, and have not felt temptation to abandon our approach in the somewhat speculative market environment of the past few quarters. Thus your portfolio remains positioned in attractively valued, high quality companies, which we believe will assume market leadership from the more speculative, lower quality stocks that have paced the rally to date.

                 Maxim Loomis Sayles
                 Small-Cap Value Portfolio           Russell 2000 Index

11/1/1994            10000                               10000
12/31/1994            9755                                9850
12/31/1995           12677.6                             12651.34
12/31/1996           16492.29                            14743.58
12/31/1997           20532.9                             18021.27
12/31/1998           20064.75                            17618.03
12/31/1999           19978.47                            21363.62
12/31/2000           24721.36                            20718.44
12/31/2001           28271.34                            21234.33
12/31/2002           24174.83                            16885.54
12/31/2003           32461.96                            24863.95


Maxim Loomis Sayles Small-Cap Value
Portfolio Total Return -

One Year:  34.28%
Five Year:  10.10%

Since Inception:  13.70%

Portfolio Inception:  11/1/94

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Small-Cap Value Portfolio, made at its inception, with the performance of the Russell 2000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                               $        139,310,247
     Cash                                                                                     96,407
     Dividends receivable                                                                    153,116
     Subscriptions receivable                                                                342,743
     Receivable for investments sold                                                         879,749
                                                                                  -------------------
                                                                                  -------------------

     Total assets                                                                        140,782,262
                                                                                  -------------------
                                                                                  -------------------

LIABILITIES:

     Due to investment adviser                                                               135,465
     Redemptions payable                                                                     532,628
     Payable for investments purchased                                                       223,772
                                                                                  -------------------
                                                                                  -------------------

     Total liabilities                                                                       891,865
                                                                                  -------------------
                                                                                  -------------------

NET ASSETS                                                                      $        139,890,397
                                                                                  ===================
                                                                                  ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                              $            743,727
     Additional paid-in capital                                                          109,010,431
     Net unrealized appreciation on investments                                           30,248,416
     Accumulated net realized loss on investments                                           (112,177)
                                                                                  -------------------
                                                                                  -------------------

NET ASSETS                                                                      $        139,890,397
                                                                                  ===================
                                                                                  ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                           $              18.81
                                                                                  ===================
                                                                                  ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                           7,437,269

(1)  Cost of investments in securities:                                         $        109,061,831

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Interest                                                                    $             44,956
    Income from securities lending                                                             1,773
    Dividends                                                                              1,479,905
                                                                                  -------------------
                                                                                  -------------------

    Total income                                                                           1,526,634
                                                                                  -------------------
                                                                                  -------------------

EXPENSES:

    Audit fees                                                                                11,540
    Bank and custodial fees                                                                   28,484
    Investment administration                                                                 76,628
    Management fees                                                                        1,283,498
    Other expenses                                                                            16,449
                                                                                  -------------------
                                                                                  -------------------

    Total expenses                                                                         1,416,599

    Less amount reimbursed by investment adviser                                                 206
                                                                                  -------------------
                                                                                  -------------------

    Net expenses                                                                           1,416,393
                                                                                  -------------------
                                                                                  -------------------

NET INVESTMENT INCOME                                                                        110,241
                                                                                  -------------------
                                                                                  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                       8,760,704
    Change in net unrealized appreciation on investments                                  30,032,743
                                                                                  -------------------
                                                                                  -------------------

    Net realized and unrealized gain on investments                                       38,793,447
                                                                                  -------------------
                                                                                  -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $         38,903,688
                                                                                  ===================
                                                                                  ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                           2003            2002
                                                                        ------------   -------------
                                                                        ------------   -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                             $     110,241  $      673,962
    Net realized gain (loss) on investments                               8,760,704      (8,327,228)
    Change in net unrealized appreciation on investments                 30,032,743     (26,353,183)
                                                                        ------------   -------------
                                                                        ------------   -------------
                                                                                  0               0
    Net increase (decrease) in net assets resulting from operations      38,903,688     (34,006,449)
                                                                        ------------   -------------
                                                                        ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                             (111,441)       (670,510)
    From net realized gains                                                       0      (5,798,476)
                                                                        ------------   -------------
                                                                        ------------   -------------

    Total distributions                                                    (111,441)     (6,468,986)
                                                                        ------------   -------------
                                                                        ------------   -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                    74,440,882      91,003,152
    Reinvestment of distributions                                           111,441       6,468,986
    Redemptions of shares                                               (96,593,752)   (160,353,212)
                                                                        ------------   -------------
                                                                        ------------   -------------

    Net decrease in net assets resulting from share transactions        (22,041,429)    (62,881,074)
                                                                        ------------   -------------
                                                                        ------------   -------------

    Total increase (decrease) in net assets                              16,750,818    (103,356,509)

NET ASSETS:
    Beginning of period                                                 123,139,579     226,496,088
                                                                        ------------   -------------
                                                                        ------------   -------------

    End of period  (1)                                                $ 139,890,397  $  123,139,579
                                                                        ============   =============
                                                                        ============   =============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                  4,597,144       5,453,520
    Issued in reinvestment of distributions                                   6,463         449,658
    Redeemed                                                             (5,951,675)    (10,392,511)
                                                                        ------------   -------------
                                                                        ------------   -------------

    Net decrease                                                         (1,348,068)     (4,489,333)
                                                                        ============   =============
                                                                        ============   =============

(1) Including undistributed net investment income                     $              $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                        ------------------------------------------------------------
                                        ------------------------------------------------------------
                                          2003        2002 ~      2001 ~       2000 ~      1999 ~
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------
Net Asset Value, Beginning of Period  $     14.02  $     17.06 $     15.96  $     13.35 $     14.48

Income from Investment Operations

Net investment income                        0.01         0.03        0.08         0.11        0.08
Net realized and unrealized gain (loss)      4.79        (2.98)       2.15         3.03       (0.22)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Income (Loss) From

    Investment Operations                    4.80        (2.95)       2.23         3.14       (0.14)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Less Distributions

From net investment income                  (0.01)       (0.03)      (0.08)       (0.11)      (0.08)
From net realized gains                                  (0.06)      (1.05)       (0.42)      (0.91)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Total Distributions                         (0.01)       (0.09)      (1.13)       (0.53)      (0.99)
                                        ----------   ----------  ----------   ----------  ----------
                                        ----------   ----------  ----------   ----------  ----------

Net Asset Value, End of Period        $     18.81  $     14.02 $     17.06  $     15.96 $     13.35
                                        ==========   ==========  ==========   ==========  ==========
                                        ==========   ==========  ==========   ==========  ==========


Total Return                               34.28%      (14.49%)     14.36%       23.74%      (0.43%)

Net Assets, End of Period ($000)      $   139,890  $   123,140 $   226,496  $   170,239 $    93,088

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                  1.10%        1.09%       1.11%        1.16%       1.15%
    - After Reimbursement #                 1.10%        1.08%       1.10%        1.16%       1.14%

Ratio of Net Investment Income to
    Average Net Assets:

    - Before Reimbursement                  0.09%        0.32%       0.48%        0.87%       0.52%
    - After Reimbursement #                 0.09%        0.33%       0.49%        0.87%       0.53%

Portfolio Turnover Rate                    70.82%       89.28%      97.49%      122.31%     105.57%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $87,811,467 and $110,922,115, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $109,425,080. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $30,768,008 and gross depreciation of securities in which there was an excess of tax cost over value of $882,841, resulting in net appreciation of $29,885,167.

5.

 SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of December 31, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                                                    2003            2002
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                               68,191     $ 3,394,317
        Long-term capital gain                                        43,250       3,074,669
                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                     111,441     $ 6,468,986
                                                                 ============    ============


      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                                $        0

     Undistributed capital gains                                                     251,072
                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                        251,072

                                                                                 ------------
                                                                                 ------------

     Net unrealized appreciation on investments                                   29,885,167

     Capital loss carryforwards                                                            0

     Post-October losses                                                                   0
                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                       $30,136,239
                                                                                 ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2003 the Portfolio reclassified $1,200 from accumulated net realized loss on investment to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim Loomis Sayles Small-Cap Value Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.05%
     22,100 Allied Defense Group Inc*                                    528,411
     22,300 Cubic Corp                                                   512,900
     13,500 Moog Inc*                                                    666,900
     35,900 United Defense Industries Inc*                             1,144,492
                                                                      $2,852,703

AGRICULTURE --- 0.51%

     11,900 Scotts Co Class A*                                           704,004
                                                                        $704,004

AUTO PARTS & EQUIPMENT --- 0.96%
     62,600 Cooper Tire & Rubber Co                                    1,338,388
                                                                      $1,338,388

AUTOMOBILES --- 0.99%

     57,900 Monaco Coach Corp*                                         1,378,020
                                                                      $1,378,020

BANKS --- 6.61%

     19,900 Boston Private Financial Holdings Inc                        494,316
     48,640 CVB Financial Corp                                           938,262
     26,300 East West Bancorp Inc                                      1,411,784
     43,325 First Midwest Bancorp Inc                                  1,404,163
    107,800 Gold Banc Corp Inc                                         1,515,668
     14,300 Independent Bank Corp                                        405,548
     37,418 Republic Bancorp Inc                                         504,769
     38,100 South Finanical Group Inc                                  1,061,466
     20,200 Texas Regional Bancshares Inc                                747,400
     16,200 Wintrust Financial Corp                                      730,620
                                                                      $9,213,996

BROADCAST/MEDIA --- 0.99%

     63,300 Regent Communications Inc*                                   401,955
     52,700 Saga Communications Inc Class A*                             976,531
                                                                      $1,378,486

BUILDING MATERIALS --- 1.77%
     43,600 ElkCorp                                                    1,164,120
     78,250 Lennox International Inc                                   1,306,775
                                                                      $2,470,895

CHEMICALS --- 1.09%

     20,000 Ferro Corp                                                   544,200
     39,450 Spartech Corp                                                972,048
                                                                      $1,516,248

COMMUNICATIONS - EQUIPMENT --- 1.54%
     64,300 Andrew Corp*                                                 740,093
     50,200 CommScope Inc*                                               819,766
     23,500 Inter-Tel Inc                                                587,030
                                                                      $2,146,889

COMPUTER HARDWARE & SYSTEMS --- 2.71%
     32,300 Advanced Digital Info Corp*                                  452,200
     37,700 Electronics for Imaging Inc*                                 980,954
     21,800 Imation Corp                                                 766,270
     46,900 Maxtor Corp*                                                 520,590
     23,200 ScanSource Inc*                                            1,058,384
                                                                      $3,778,398

COMPUTER SOFTWARE & SERVICES --- 3.20%
    104,300 Actuate Corp*                                                324,373
     26,400 Ascential Software Corp*                                     684,552
     89,600 Aspen Technology Inc*                                        919,296
     22,100 Concord Communications Inc*                                  441,337
     21,500 DigitalNet Holdings Inc*                                     419,250
     16,900 FileNET Corp*                                                457,652
     67,000 MSC.Software Corp*                                           633,150
     61,800 Witness Systems Inc*                                         576,594
                                                                      $4,456,204

CONGLOMERATES --- 0.94%

     43,000 ALLETE Inc                                                 1,315,800
                                                                      $1,315,800

CONTAINERS --- 0.36%

      8,400 Centex Construction Products Inc*                            506,268
                                                                        $506,268

DISTRIBUTORS --- 0.81%

     22,650 Hughes Supply Inc                                          1,123,893
                                                                      $1,123,893

ELECTRIC COMPANIES --- 1.01%
     19,600 Black Hills Corp                                             584,668
     25,300 Texas Genco Holdings Inc                                     822,250
                                                                      $1,406,918

ELECTRONIC INSTRUMENT & EQUIP --- 7.79%
     45,200 Aeroflex Inc*                                                528,388
     46,825 American Power Conversion Corp                             1,144,871
     23,300 Ametek Inc                                                 1,124,458
     37,500 Global Imaging Systems Inc*                                1,190,625
     11,600 Harman International Industries Inc                          858,168
     27,900 Orbotech Ltd*                                                667,368
      8,500 Park Electrochemical Corp                                    225,165
     28,300 Planar Systems Inc*                                          688,256
     28,200 Tech Data Corp*                                            1,119,258
     26,100 Tektronix Inc                                                824,760
     37,000 Varian Inc*                                                1,544,010
     26,400 Zoll Medical Corp*                                           936,672
                                                                     $10,851,999

ELECTRONICS - SEMICONDUCTOR --- 2.44%
     33,600 Cohu Inc                                                     643,440
     39,900 DSP Group Inc*                                               993,909
     21,000 FEI Co*                                                      472,500
     31,500 Semtech Corp*                                                715,995
     13,200 Varian Semiconductor Equipment Associates Inc*               576,708
                                                                      $3,402,552

ENGINEERING & CONSTRUCTION --- 1.12%
     12,200 ESCO Technologies Inc*                                       532,530
     30,200 Washington Group International Inc*                        1,025,894
                                                                      $1,558,424

FINANCIAL SERVICES --- 2.32%
     14,700 Independence Community Bank Corp                             528,759
     17,200 MAF Bancorp Inc                                              720,680
     28,200 MacErich Co                                                1,254,900
     32,500 Nelnet Inc*                                                  728,000
                                                                      $3,232,339

FOOD & BEVERAGES --- 1.72%
     22,000 Hain Celestial Group Inc*                                    510,620
      7,900 J&J Snack Foods Corp*                                        298,304
     50,700 Ralcorp Holdings Inc*                                      1,589,952
                                                                      $2,398,876

GOLD, METALS & MINING --- 0.04%
      4,100 Allegheny Technologies Inc                                    54,202
                                                                         $54,202

HEALTH CARE RELATED --- 0.86%
     64,200 Serologicals Corp*                                         1,194,120
                                                                      $1,194,120

HOMEBUILDING --- 0.66%

     18,800 Standard Pacific Corp                                        912,740
                                                                        $912,740

HOTELS/MOTELS --- 1.08%

     55,500 Fairmont Hotels & Resorts Inc                              1,506,270
                                                                      $1,506,270

HOUSEHOLD GOODS --- 1.32%
     18,350 Blyth Industries Inc                                         591,237
     42,375 Furniture Brands International Inc                         1,242,859
                                                                      $1,834,096

INSURANCE RELATED --- 6.01%
     31,100 American Financial Group Inc                                 822,906
     11,600 Amerus Group Co                                              405,652
     32,100 Delphi Financial Group Inc Class A                         1,155,600
     34,600 Endurance Specialty Holdings Ltd                           1,160,830
     46,400 Ohio Casualty Corp*                                          805,504
     37,800 Platinum Underwriters Holdings Ltd                         1,134,000
     18,900 ProAssurance Corp*                                           607,635
     34,800 Protective Life Corp                                       1,177,632
     29,300 RLI Corp                                                   1,097,578
                                                                      $8,367,337

INVESTMENT BANK/BROKERAGE FIRM --- 2.24%
     13,950 Affiliated Managers Group Inc*                               970,781
     53,000 BankAtlantic Bancorp Inc Class B                           1,007,000
     20,150 CBL & Associated Properties Inc                            1,138,475
                                                                      $3,116,256

LEISURE & ENTERTAINMENT --- 0.91%
     53,490 Dover Downs Entertainment Inc                                506,015
     60,000 Party City Corp*                                             761,400
                                                                      $1,267,415

MACHINERY --- 3.96%

     22,900 Barnes Group Inc                                             739,658
     24,700 CLARCOR Inc                                                1,089,270
     25,100 IDEX Corp                                                  1,043,909
     45,200 Reliance Steel & Aluminum Co                               1,501,092
     26,800 Robbins & Myers Inc                                          508,808
     45,300 Stewart & Stevenson Services Inc                             636,421
                                                                      $5,519,158

MANUFACTURING --- 1.22%

     47,100 Actuant Corp Class A*                                      1,705,020
                                                                      $1,705,020

MEDICAL PRODUCTS --- 1.33%
     19,700 Analogic Corp                                                807,700
     50,800 Viasys Healthcare Inc*                                     1,046,480
                                                                      $1,854,180

MISCELLANEOUS --- 1.59%

     22,100 Dade Behring Holdings Inc*                                   789,854
    105,600 Perot Systems Corp Class A*                                1,423,488
                                                                      $2,213,342

OIL & GAS --- 3.40%
     38,800 Evergreen Resources Inc*                                   1,261,388
    225,700 Grey Wolf Inc*                                               844,118
     35,600 Hydril Co*                                                   851,908
     26,900 Patina Oil & Gas Corp                                      1,317,831
     18,950 TETRA Technologies Inc*                                      459,348
                                                                      $4,734,593

PAPER & FOREST PRODUCTS --- 0.53%
     42,875 Rock-Tenn Co Class A                                         740,023
                                                                        $740,023

PHARMACEUTICALS --- 1.94%

     46,500 Andrx Group*                                               1,117,860
    101,150 Perrigo Co                                                 1,590,078
                                                                      $2,707,938

POLLUTION CONTROL --- 0.70%
     25,750 Waste Connections Inc*                                       972,578
                                                                        $972,578

PRINTING & PUBLISHING --- 2.83%
     44,850 Belo Corp Class A                                          1,271,049
     36,750 John Wiley & Sons Inc Class A                                956,603
     61,700 Journal Communications Inc                                 1,143,301
     16,800 Scholastic Corp*                                             571,872
                                                                      $3,942,825

RAILROADS --- 0.90%

     39,850 Genesee & Wyoming Inc*                                     1,255,275
                                                                      $1,255,275

REAL ESTATE --- 5.05%
     38,700 Bedford Property Investors Inc REIT                        1,107,981
     55,500 Corporate Office Properties Trust REIT                     1,165,500
     40,500 Hertiage Property Investment Trust REIT                   1,152,225
     51,900 Highland Hospitality Corp REIT*                              565,710
     55,600 LaSalle Hotel Properties REIT                              1,031,380
     40,100 Newcastle Investment Corp REIT                             1,086,710
     32,800 Ramco Gershenson Properties Trust REIT                      928,240
                                                                      $7,037,746

RESTAURANTS --- 2.38%

      7,200 Buffalo Wild Wings Inc*                                      186,840
     16,900 CEC Entertainment Inc*                                       800,891
     47,800 O'Charley's Inc*                                             858,010
     21,800 Sonic Corp*                                                  667,516
     45,000 Steak N Shake Co*                                            803,250
                                                                      $3,316,507

RETAIL --- 2.95%

     16,400 AnnTaylor Stores Corp*                                       639,600
     40,600 BJ's Wholesale Club Inc*                                     932,176
     48,200 Cole National Corp  Class A*                                 964,000
     30,300 Men's Wearhouse Inc*                                         757,803
     53,500 ShopKo Stores Inc*                                           815,875
                                                                      $4,109,454

SAVINGS & LOANS --- 3.06%
     76,732 Bank Mutual Corp                                             873,977
     43,400 BankUnited Financial Corp*                                 1,119,286
     73,675 First Niagara Financial Group Inc                          1,098,494
     62,100 Provident Financial Services Inc                           1,173,690
                                                                      $4,265,447

SPECIALIZED SERVICES --- 4.53%
     43,500 ADVO Inc                                                   1,381,560
     13,500 Arbitron Inc*                                                563,220
     51,100 Harte-Hanks Inc                                            1,111,425
     29,650 Navigant Consulting Inc*                                     559,199
     49,050 RH Donnelley Corp*                                         1,954,149
     21,900 School Specialty Inc*                                        744,819
                                                                      $6,314,372

TELEPHONE & TELECOMMUNICATIONS --- 1.41%
     19,300 Commonwealth Telephone Enterprises Inc*                      728,575
     51,600 Inet Technologies Inc*                                       619,200
     39,450 Tekelec*                                                     613,448
                                                                      $1,961,223

TEXTILES --- 0.49%

     24,200 Fossil Inc*                                                  677,842
                                                                        $677,842

TRANSPORTATION --- 1.14%

     18,200 Landstar System Inc*                                         692,328
     26,400 Old Dominion Freight Line Inc*                               899,712
                                                                      $1,592,040

UTILITIES --- 3.22%

     44,100 AGL Resources Inc                                          1,283,310
     11,500 Energen Corp                                                 471,845
     27,100 New Jersey Resources Corp                                  1,043,621
     50,600 ONEOK Inc                                                  1,117,248
     30,600 Southern Union Co                                            563,040
                                                                      $4,479,064

WATER --- 1.17%

     23,800 American States Water Co                                     595,000
     46,875 Philadelphia Suburban Corp                                 1,035,938
                                                                      $1,630,938

TOTAL COMMON STOCK --- 97.85%                                       $136,313,301
(Cost $106,064,885)

SHORT-TERM INVESTMENTS

  2,997,000 Federal Home Loan Bank                                     2,996,946
               .659%, January 2, 2004

TOTAL SHORT-TERM INVESTMENTS --- 2.15%                                $2,996,946
(Cost $2,996,946)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $139,310,247
(Cost $109,061,831)

Legend

* Non-income Producing Security
REIT - Real Estate Investment Trust
See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004